Other reserves	12 Months Ended
Dec. 31, 2017
Rio Tinto plc [member]
Disclosure Of Reserves Within Equity [Line Items]
Other reserves

F Other reserves

Other reserves include US$11,936 million (2016: US$11,936 million) which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009.